Consolidated statement of financial position - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets
Goodwill		€ 8,283	€ 4,614
Other intangible assets		5,531	3,207
Property and equipment		185	47
Right-of-use assets		354	77
Investments in associates and joint ventures		1,517	1,575
Deferred tax assets		2	0
Other non-current assets		50	12
Total non-current assets		15,922	9,532
Trade and other receivables		298	162
Other current assets		159	100
Current tax assets		44	17
Inventories		33	14
Cash and cash equivalents	[1]	1,320	529
Total current assets		1,854	822
Total assets		17,776	10,354
Equity and liabilities
Total shareholders’ equity		13,050	8,481
Non-controlling interest		(8)	5
Total equity		13,042	8,486
Borrowings		2,204	474
Deferred tax liabilities		910	546
Lease liability		316	66
Non-current provisions and other liabilities		27	2
Total non-current liabilities		3,457	1,088
Borrowings		37	9
Lease liability		59	21
Provisions		63	0
Trade and other liabilities		1,082	713
Current tax liabilities		36	37
Total current liabilities		1,277	780
Total liabilities		4,734	1,868
Total equity and liabilities		€ 17,776	€ 10,354

[1]	Cash and cash equivalents for the year ended 31 December 2021 include a cash balance of €190 million (2020: nil) that is contractually restricted from general use for a maximum duration of three years